Other non-current assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures	€ 37	€ 29
Interest in net assets of associates	23	34
Long-term trade and other receivables	499	465
Fair value of biological assets	0	12
Other non-current assets	415	391
Total other non-current assets	€ 974	€ 931